TRADE RECEIVABLES AND OTHER	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
TRADE RECEIVABLES AND OTHER	TRADE RECEIVABLES AND OTHER

As at December 31
($ millions)	2023	2022
Trade and accrued receivables from customers	698	696
Other receivables	64	51
Income tax receivable	—	73
Prepayments	28	32
Prepaid share issuance costs (Note 15)	26	—
Advances to related parties	—	18
Related party receivables	36	42
Total trade receivables and other	852	912